Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2015	2014
Federal:
Current	$-	$-
Deferred	(434,364)	(588,940)

State and local:
Current	-	-
Deferred	(22,664)	(5,949)
	(457,028)	(594,889)
Change in valuation allowance	457,028	594,889
Income tax provision (benefit)	$-	$-

Significant components of the Company's deferred tax assets and liabilities are as follows:

	Years Ended December 31,
	2015	2014
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(18,784)	$(32,089)
Other	-	(27,258)
Warrants	(1,055,849)	(1,039,489)
Debt discount	(424,920)	-
Deferred Tax Assets:
Stock options for services	1,684,668	1,275,925
Net operating loss carry-forward	4,765,793	4,510,554
Derivative liabilities	171,716	-
Reserve for future charge backs and other	50,356	28,309
Valuation allowance	(5,172,980)	(4,715,952)
Net deferred tax assets (liabilities)	$-	$-

Due to uncertainties regarding benefits and utilization of the total deferred tax assets, a valuation allowance of $5,172,980 has been recorded. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. The valuation allowance on our total deferred asset increased by $457,028 from 2014 to 2015.  On December 31, 2015, the Company had U.S. federal tax net operating loss (“NOL”) carry-forwards of $13,322,521, which will expire between 2030 and 2035.

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes and the fluctuation of the fair market value of warrants.

A reconciliation from the federal income tax provision from continuing operations at the statutory rate to the effective rate is as follows:

	Years Ended December 31,
	2015	2014
Federal income tax benefit at statutory rate	$(441,270)	$(580,257)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(22,667)	204,366
Change in deferred tax asset valuation allowance	457,028	367,359
Non-deductible expenses and other	6,909	8,532
Income Tax Expense	$-	$-

The Company files U.S. federal income tax returns, as well as income tax returns for New York State, and New York City.  The following years remain open for possible examination:  2009 through 2014.